UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number     811-21496
                                                     -------------

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                  Date of reporting period: February 28, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2011 (UNAUDITED)



     SHARES                                     DESCRIPTION                                     VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - 86.0%

                 AUSTRALIA - 17.2%
      1,247,959  Asciano Group (b) (c)...............................................      $    2,223,575
      1,268,724  Australian Infrastructure Fund (b)..................................           2,518,925
      1,017,808  MAp Group (b).......................................................           3,202,121
      4,082,942  SP AusNet (b).......................................................           3,616,645
      8,642,419  Spark Infrastructure Group (b) (d)..................................          10,207,204
        767,437  Transurban Group (b)................................................           4,172,511
                                                                                           --------------
                                                                                               25,940,981
                                                                                           --------------

                 CANADA - 8.3%
        291,568  EnerCare, Inc. (b)..................................................           2,103,743
        252,209  Northland Power, Inc. (b)...........................................           4,150,915
        141,949  Pembina Pipeline Corp. (b)..........................................           3,223,092
         77,017  TransCanada Corp. (b)...............................................           3,094,791
                                                                                           --------------
                                                                                               12,572,541
                                                                                           --------------

                 FRANCE - 11.1%
         47,623  Aeroports de Paris (b)..............................................           4,221,049
        186,220  GDF Suez (b)........................................................           7,548,661
         84,473  Vinci S.A. (b)......................................................           5,084,746
                                                                                           --------------
                                                                                               16,854,456
                                                                                           --------------

                 GERMANY - 6.1%
        220,204  E.On AG (b).........................................................           7,224,561
         44,579  Hamburger Hafen Und Logistik AG (b).................................           2,028,527
                                                                                           --------------
                                                                                                9,253,088
                                                                                           --------------

                 ITALY - 10.1%
        415,909  Atlantia SpA (b)....................................................           9,527,348
        796,773  Enel SpA (b)........................................................           4,747,696
        223,323  Terna SpA (b).......................................................           1,029,925
                                                                                           --------------
                                                                                               15,304,969
                                                                                           --------------

                 JAPAN - 2.7%
        895,000  Tokyo Gas Co. Ltd. .................................................           3,993,338
                                                                                           --------------

                 LUXEMBOURG - 2.8%
        165,119  Ses Global (b)......................................................           4,250,676
                                                                                           --------------

                 SPAIN - 4.0%
        303,829  Abertis Infraestructuras S.A. (b)...................................           6,104,579
                                                                                           --------------

                 SWITZERLAND - 1.4%
          5,220  Flughafen Zuerich AG (b)............................................           2,119,518
                                                                                           --------------

                 UNITED KINGDOM - 7.6%
      1,011,756  National Grid plc (b)...............................................           9,391,563
         87,691  Severn Trent plc (b)................................................           2,119,786
                                                                                           --------------
                                                                                               11,511,349
                                                                                           --------------

                 UNITED STATES - 14.7%
        193,900  American Electric Power Co., Inc. (b)...............................           6,937,742
         70,800  NextEra Energy, Inc. (b)............................................           3,927,276


                See Notes to Quarterly Portfolio of Investments           Page 1


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


     SHARES/
      UNITS                                     DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 UNITED STATES - (CONTINUED)
        174,100  PG&E Corp. (b)......................................................      $    8,019,046
         44,088  SemGroup Corp. (b) (c)..............................................           1,415,666
         74,300  Spectra Energy Corp. (b)............................................           1,987,525
                                                                                           --------------
                                                                                               22,287,255
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................         130,192,750
                 (Cost $112,612,967)                                                       --------------


MASTER LIMITED PARTNERSHIPS - 10.2%

                 UNITED STATES - 10.2%
         78,716  Energy Transfer Partners, L.P. (b)..................................           4,315,998
        130,077  Enterprise Products Partners, L.P. (b)..............................           5,671,357
         89,681  Magellan Midstream Partners, L.P. (b)...............................           5,420,320
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................          15,407,675
                 (Cost $10,717,044)                                                        --------------


   PRINCIPAL                                      RATINGS (e)                  STATED
     VALUE               DESCRIPTION              MOODY'S S&P     RATE (f)   MATURITY (g)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 28.7%

                 CABLE & SATELLITE - 4.4%
$       599,213  Charter Communications
                     Operating, LLC,
                     Incremental Term
                     Loan B-2.................    Ba1   BB+        7.25%       03/06/14           604,157
      2,491,203  Charter Communications
                     Operating, LLC, Term
                     Loan C ..................    Ba1   BB+        3.56%       09/06/16         2,497,042
      2,474,760  CSC Holdings, Inc., Term Loan
                     B-2, Extended Maturity ..   Baa3   BBB-       2.01%       03/29/16         2,488,371
        496,250  CSC Holdings, Inc., Term Loan
                     B-3, Extended Maturity ..   Baa3   BBB-       2.01%       03/29/16           497,766
        164,118  UPC Broadband Holdings B.V.,
                     Term Loan T .............    Ba3    B+        3.76%       12/31/16           164,272
        324,144  UPC Broadband Holdings B.V.,
                     Term Loan X .............    Ba3    B+        3.76%       12/31/17           324,144
                                                                                           --------------
                                                                                                6,575,752
                                                                                           --------------

                 ELECTRIC UTILITIES - 4.8%
      2,277,828  Astoria Generating Co.,
                     Acquisitions, LLC, Term
                     Loan B ..................    B1    BB-        2.06%        02/23/13        2,268,716
        488,758  Covanta Energy Corp.,
                     Synthetic Letter of
                     Credit ..................    Ba1    BB        1.80%        02/09/14          485,459


                See Notes to Quarterly Portfolio of Investments           Page 2


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


   PRINCIPAL                                      RATINGS (e)                  STATED
     VALUE               DESCRIPTION              MOODY'S S&P     RATE (f)   MATURITY (g)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 ELECTRIC UTILITIES - (CONTINUED)
$       955,560  Covanta Energy Corp., Term
                     Loan ....................    Ba1    BB        1.81%       02/09/14    $      949,110
      1,000,000  Equipower Resources Holdings,
                     LLC, Term Loan B ........    Ba3   BB-        5.75%       01/26/18         1,007,500
      2,024,500  NRG Energy, Inc., Extended
                     Synthetic Letter of
                     Credit ..................   Baa3   BB+        3.55%       08/31/15         2,037,153
        414,363  NRG Energy, Inc., Extended
                     Term Loan B .............   Baa3   BB+        3.55%       08/31/15           416,953
            775  NRG Energy, Inc., Synthetic
                     Letter of Credit ........   Baa3   BB+        2.05%       02/01/13               772
         87,076  NRG Energy, Inc., Term Loan     Baa3   BB+     2.00%-2.05%    02/01/13            86,702
                                                                                           --------------
                                                                                                7,252,365
                                                                                           --------------

                 ENVIRONMENTAL & FACILITIES SERVICES - 1.3%
      1,990,000  EnergySolutions, LLC, Term
                     Loan ....................    Ba2   BB+        6.25%       08/13/16         2,013,631
                                                                                           --------------

                 HEALTH CARE FACILITIES - 7.6%
         64,832  CHS/Community Health Systems,
                     Inc., Delayed Draw Term
                     Loan ....................    Ba3    BB     2.51%-2.56%    07/25/14            64,305
      2,129,134  CHS/Community Health Systems,
                     Inc., Extended Term Loan     Ba3    BB     3.76%-3.81%    01/25/17         2,133,778
      1,258,841  CHS/Community Health Systems,
                     Inc., Term Loan .........    Ba3    BB     2.51%-2.56%    07/25/14         1,248,613
        469,758  HCA, Inc., Term Loan B ......    Ba3... BB        2.55%       11/18/13           468,192
      3,597,027  HCA, Inc., Term Loan B-2 ....    Ba3... BB        3.55%       03/31/17         3,606,559
      1,287,065  Health Management Associates
                     Inc., Term Loan B .......    B1    BB-        2.05%       02/28/14         1,277,054
        997,468  Select Medical Corp., Non
                     Extended Add-On Term
                     Loan B...................    Ba2   BB-     2.26%-4.25%    02/24/12           993,104
      1,669,711  Select Medical Corp., Term
                     Loan B-1 ................    Ba2   BB-     4.06%-6.00%    08/22/14         1,673,885
                                                                                           --------------
                                                                                               11,465,490
                                                                                           --------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.0%
        777,748  Bicent Power, LLC, Term Loan,
                     First Lien ..............    B1    BB-        2.31%       07/10/14           666,676
      3,314,891  Dynegy Holdings, Inc.,
                     Synthetic Letter of
                     Credit ..................    B1     B+        4.02%       04/02/13         3,286,923
        184,442  Dynegy Holdings, Inc., Term
                     Loan B ..................    B1     B+        4.02%       04/02/13           182,886


                See Notes to Quarterly Portfolio of Investments           Page 3


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


   PRINCIPAL                                      RATINGS (e)                  STATED
     VALUE               DESCRIPTION              MOODY'S S&P     RATE (f)   MATURITY (g)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - (CONTINUED)
$       933,333  Longview Power, LLC, Delayed
                     Draw Term Loan ..........    B2    BB-        2.56%       02/28/14    $      870,333
        266,667  Longview Power, LLC,
                     Synthetic Letter of
                     Credit ..................    B2    BB-        2.56%       02/28/14           248,667
        800,000  Longview Power, LLC, Term
                     Loan B ..................    B2    BB-        2.56%       02/28/14           746,000
        102,041  NSG Holdings, LLC, Synthetic
                     Letter of Credit ........    Ba2    BB        1.80%       06/15/14           100,510
        276,589  NSG Holdings, LLC, Term Loan     Ba2    BB        1.80%       06/15/14           272,440
      1,484,655  Texas Competitive Electric
                     Holdings Co., LLC,
                     Initial Term Loan B3 ....    B2     B-     3.76%-3.80%    10/10/14         1,248,224
                                                                                           --------------
                                                                                                7,622,659
                                                                                           --------------

                 MANAGED HEALTH CARE - 3.2%
        697,942  IASIS Healthcare Corporation,
                     Delayed Draw Term Loan ..    Ba2    B+        2.26%       03/15/14           694,671
        190,890  IASIS Healthcare Corporation,
                     Synthetic Letter of
                     Credit ..................    Ba2    B+        2.26%       03/15/14           189,996
      2,016,456  IASIS Healthcare Corporation,
                     Term Loan ...............    Ba2    B+        2.26%       03/15/14         2,007,005
      1,985,037  Vanguard Health Systems Inc.,
                     Term Loan B .............    Ba2   BB-        5.00%       01/29/16         1,997,940
                                                                                           --------------
                                                                                                4,889,612
                                                                                           --------------

                 MULTI-UTILITIES - 1.3%
      2,000,000  KGEN, LLC, Synthetic Letter
                     of Credit ...............    B1    BB-        2.06%       02/08/14         1,990,000
                                                                                           --------------

                 OIL & GAS EXPLORATION & PRODUCTION - 0.4%
        204,772  SemCrude, L.P., Prefunded
                     Synthetic Letter of
                     Credit ..................    NR     NR        8.50%       11/30/12           205,626
        356,895  SemCrude, L.P., Term Loan,
                     Second Lien .............    NR     NR      9.00% (h)     11/30/16           360,686
                                                                                           --------------
                                                                                                  566,312
                                                                                           --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 0.7%
      1,049,591  Windstream Corp., Term Loan
                     B2 ......................   Baa3   BB+        3.06%       12/17/15         1,052,403
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................          43,428,224
                 (Cost $43,379,237)                                                        --------------


                 TOTAL INVESTMENTS - 124.9% .........................................         189,028,649
                 (Cost $166,709,248) (i)


                See Notes to Quarterly Portfolio of Investments           Page 4


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


                                               DESCRIPTION                                      VALUE
                 -----------------------------------------------------------------------   --------------
                 OUTSTANDING LOANS - (31.4)% ...........................................   $  (47,500,000)

                 NET OTHER ASSETS AND LIABILITIES - 6.5% ...............................        9,892,285
                                                                                           --------------

                 NET ASSETS - 100.0% ...................................................   $  151,420,934
                                                                                           ==============

--------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.
      (b) All or a portion of this security is available to serve as collateral on the outstanding loan. As of February 28, 2011, the aggregate market value of the securities available to serve as collateral on the outstanding loan was $132,915,447.
      (c)   Non-income producing security.
      (d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Australian Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
      (e) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
      (f) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
      (g) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
      (h) Interest for the period commencing on November 30, 2009 and ending on December 31, 2011 shall be payable, at the Borrowers' option, (i) in cash at a rate per annum equal to 9% ("Cash Interest") or (ii) in Payment-in-Kind interest at a rate per annum equal to 11% and, commencing on January 1, 2012, shall be payable as Cash Interest.
      (i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,355,708 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,036,307.

      NR    Not Rated


                See Notes to Quarterly Portfolio of Investments           Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                     LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                    VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                    2/28/2011        PRICES          INPUTS          INPUTS
                                                 --------------  --------------  --------------  --------------

Common Stocks*.................................  $  130,192,750  $  130,192,750  $           --  $           --
Master Limited Partnerships*...................      15,407,675      15,407,675              --              --
Senior Floating-Rate Loan Interests:
      Cable & Satellite........................       6,575,752              --       6,575,752              --
      Electric Utilities.......................       7,252,365              --       7,252,365              --
      Environmental & Facilities Services......       2,013,631              --       2,013,631              --
      Health Care Facilities...................      11,465,490              --      11,465,490              --
      Independent Power Producers & Energy
      Traders..................................       7,622,659              --       7,622,659              --
      Managed Health Care......................       4,889,612              --       4,889,612              --
      Multi-Utilities..........................       1,990,000              --              --       1,990,000
      Oil & Gas Exploration & Production.......         566,312              --         566,312              --
      Wireless Telecommunication Services......       1,052,403              --       1,052,403              --
                                                 --------------  --------------  --------------  --------------

      Total Senior Floating-Rate Loan
      Interests................................      43,428,224              --      41,438,224       1,990,000
                                                 --------------  --------------  --------------  --------------

TOTAL INVESTMENTS..............................  $  189,028,649  $  145,600,425  $   41,438,224  $    1,990,000
                                                 ==============  ==============  ==============  ==============

* See the Portfolio of Investments for country or industry breakout.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

                                                                 CHANGE IN NET
                                                                   UNREALIZED
INVESTMENTS AT FAIR VALUE USING               BALANCE AS OF       APPRECIATION       BALANCE AS OF
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)   NOVEMBER 30, 2010    (DEPRECIATION)    FEBRUARY 28, 2011
-----------------------------------------   -----------------   ----------------   -----------------
Senior Floating-Rate Loan Interests          $     1,895,000     $       95,000     $     1,990,000

                                            -----------------   ----------------   -----------------
TOTAL                                        $     1,895,000     $       95,000     $     1,990,000
                                            =================   ================   =================


                See Notes to Quarterly Portfolio of Investments           Page 6

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


                                                             % OF TOTAL
INDUSTRY CLASSIFICATION(1)                                  INVESTMENTS
--------------------------------------------------------  ---------------
Electric Utilities                                                  19.9
Transportation Infrastructure                                       17.9
Oil, Gas & Consumable Fuels                                         13.3
Multi-Utilities                                                     13.2
Construction & Engineering                                           2.7
Media                                                                2.3
Independent Power Producers & Energy Traders                         2.2
Gas Utilities                                                        2.1
Road & Rail                                                          1.2
Water Utilities                                                      1.1
Diversified Consumer Services                                        1.1
--------------------------------------------------------  ---------------
                                                   Total            77.0
                                                          ===============

(1) Represents the industry classification breakdown for the Core Component of the portfolio, which includes the Common Stock and Master Limited Partnership securities. It excludes the Senior Floating-Rate Loan Interest component of the portfolio, which makes up the remaining 23.0% of the portfolio.


                See Notes to Quarterly Portfolio of Investments           Page 7

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees (see above). For certain foreign equity securities a third party pricing service may be utilized to determine fair value. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

       1)   the fundamental business data relating to the issuer;
       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
       3)   the type, size and cost of the security;
       4)   the financial statements of the issuer;
       5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
       6) the information as to any transactions in or offers for the security;
       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
       8)   the coupon payments;
       9) the quality, value and salability of collateral, if any, securing the security;
      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
      12)   other relevant factors.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

--------
1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from a Fund's investments in Master Limited Partnerships ("MLP") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of purchase or sale for some of the Senior Loans. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of February 28, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Macquarie/First Trust Global Infrastructure/Utilities Dividend &
              Income Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    April 27, 2011
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    April 27, 2011
     --------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    April 27, 2011
     --------------------


* Print the name and title of each signing officer under his or her signature.